TAX STATUS (Details) - 401K RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
TAX STATUS
Determination letter obtained	true
Determination letter date	Nov. 30, 2020
Tax qualification status	us-gaap:QualifiedPlanMember